Form N-1A Cover	Jun. 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VICTORY PORTFOLIOS
Entity Central Index Key	0000802716
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Prospectus Date	Nov. 01, 2025
Supplement to Prospectus [Text Block]	Victory PortfoliosVictory Investment Grade Convertible Fund
Supplement dated February 6, 2026
to the Prospectus and Summary Prospectus dated November 1, 2025 (“Prospectus”)The following replaces footnote 2 to the Fund Fees and Expenses Table to reflect the correct expense waiver for Class A shares. [2]Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.39% of the Fund's Class A shares through at least October 31, 2026. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863 or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.